TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Transactions
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Share-based compensation included in research and development expenses	$34	$34	$17	$17
Share-based compensation included in general and administrative expenses	$24	$24	$12	$12
Financial expenses	$135	$-	$60	$-

	Year ended December 31
	2023	2022
Share-based compensation included in research and development expenses	$69	$49
Share-based compensation included in general and administrative expenses	$48	$37
Financial expenses	$83	$—

Schedule of Balance
	June 30, 2024	December 31, 2023
Non-Current liabilities -
Warrants to preferred shares	$321	$186

	December 31
	2023	2022
Non-Current liabilities –
Warrants to preferred shares	$186	$—

MORINGA ACQUISITION CORP [Member]
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Balance
	June 30, 2024	December 31, 2023
	In U.S. dollars
Promissory notes	3,346,000	2,841,000
Accrual for Administrative Services Agreement	-	20,000
	3,346,000	2,861,000

	December 31, 2023	December 31, 2022
	U.S. dollars
Promissory notes	2,841,000	1,190,000
Accrual for Administrative Services Agreement	20,000	—
	2,861,000	1,190,000